Cash collateral on securities and reverse repurchase agreements	12 Months Ended
Dec. 31, 2018
Cash collateral on securities and reverse repurchase agreements
Cash collateral on securities and reverse repurchase agreements

9.    Cash collateral on securities and reverse repurchase agreements:

(a)  The Bank provides financing to its customers through “Receivables from Repurchase Agreements and Security Borrowing”, in which the financial instrument serves as collateral. As of December 31, 2017 and 2018, the Bank has the following receivables resulting from such transactions:

			Over 1 month and		Over 3 months and		Over 1 year and		Over 3 years and
	Up to 1 month		up to 3 months		up to 12 months		up to 3 years		up to 5 years		Over 5 years		Total
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	4,114	—	—	—	—	—	—	—	—	—	—	—	4,114	—
Central Bank promissory notes	—	742	—	—	—	—	—	—	—	—	—	—	—	742
Other instruments issued by the Chilean Government and Central Bank	2,576	—	—	—	—	—	—	—	—	—	—	—	2,576	—
Subtotal	6,690	742	—	—	—	—	—	—	—	—	—	—	6,690	742
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Bonds from domestic banks	—	367	—	—	—	—	—	—	—	—	—	—	—	367
Deposits in domestic banks	13,297	2,053	—	—	—	—	—	—	—	—	—	—	13,297	2,053
Bonds from other Chilean companies	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments issued in Chile	47,357	70,334	19,207	16,918	5,090	6,875	—	—	—	—	—	—	71,654	94,127
Subtotal	60,654	72,754	19,207	16,918	5,090	6,875	—	—	—	—	—	—	84,951	96,547
Instruments issued by foreign institutions
Instruments from foreign governments or Central Bank	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other instruments	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	67,344	73,496	19,207	16,918	5,090	6,875	—	—	—	—	—	—	91,641	97,289

As part of reverse repurchase and securities borrowing agreements the Bank has received securities that it is allowed to sell or repledge in the absence of default by the owner. As of December 31, 2018 the Bank held securities with a fair value of Ch$95,316 million (Ch$95,665 million in 2017) on such terms.

(b)  The Bank obtains financing by selling financial instruments and committing to repurchase them at future dates, plus interest at a prefixed rate. As of December 31, 2017 and 2018, the Bank has the following payables resulting from such transactions:

			Over 1 month and		Over 3 months and		Over 1 year and		Over 3 years and
	Up to 1 month		up to 3 months		up to 12 months		up to 3 years		up to 5 years		Over 5 years		Total
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Instruments issued by the Chilean Governments and Central Bank of Chile
Central Bank bonds	5,169	130,197	—	—	—	—	―	—	—	—	—	—	5,169	130,197
Central Bank promissory notes	5,095	—	—	—	—	—	―	—	—	—	—	—	5,095	—
Other instruments issued by the Chilean Government and Central Bank	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Subtotal	10,264	130,197	—	—	—	—	—	—	—	—	—	—	10,264	130,197
Other Instruments issued in Chile
Deposit promissory notes from domestic banks	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Mortgage bonds from domestic banks	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Bonds from domestic banks	2,013	—	—	—	—	—	―	—	—	—	—	—	2,013	—
Deposits in domestic banks	114,359	162,167	—	1,448	56,762	5,210	―	—	—	—	—	—	171,121	168,825
Bonds from other Chilean companies	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Other instruments issued in Chile	11,994	4,798	—	—	—	—	―	—	—	—	—	—	11,994	4,798
Subtotal	128,366	166,965	—	1,448	56,762	5,210	—	—	—	—	—	—	185,128	173,623
Instruments issued by foreign institutions
Instruments from foreign governments or central bank	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Other instruments issued by foreign	—	—	—	—	—	—	―	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	138,630	297,162	—	1,448	56,762	5,210	—	—	—	—	—	—	195,392	303,820

The carrying amount of securities lent and of “Payables from Repurchase Agreements and Security Lending” as of December 31, 2018 is Ch$298,708 million (Ch$195,437 million in 2017). The counterparty is allowed to sell or repledge those securities in the absence of default by the Bank.